Stockholders' Equity (Common Stock) (Details) (USD $)	0 Months Ended
	Oct. 27, 2011	Sep. 30, 2012	Mar. 31, 2012	Jun. 15, 2011	Jun. 14, 2011	May 31, 2011	Mar. 31, 2011
Stockholders' Equity [Abstract]
Common stock, shares authorized		750,000,000	750,000,000	750,000,000	400,000,000	750,000,000	400,000,000
Common stock, par value per share		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares outstanding		32,370,784	31,970,784			31,970,784	10,886,374
Stock split description	(1:20) reverse stock split